Cash and Cash Equivalents (Details) - Foreign countries [member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 22,146	$ 180,387
Cash and cash equivalents amount	$ 4,858,267	$ 6,567,728